Shareholder Report, Holdings (Details) - Philotimo Focused Growth and Income Fund	Mar. 31, 2026
AMMO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%
Allot Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.12%
Compass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Barnes & Noble Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Inspired Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Six Flags Entertainment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
The Lovesac Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
The RealReal, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
1stdibs.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Peloton Interactive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Consumer Discretionary - Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.15%
Consumer Discretionary - Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.04%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.26%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Closed-End Mutual Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.74%
Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%